Intangible Assets - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Abstract]
2017	$ 17,620
2018	11,500
2019	7,237
2020	6,103
2021	2,942
2022 and thereafter	1,418
Total	$ 46,820	$ 55,339	$ 74,055